RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED-PARTY TRANSACTIONS
Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2025	2024	2023
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	—	—	150,000
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	nov/24	—	—	400,000
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	—	375,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	—	—	375,000
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	836	jan/25	—	760	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	10,949	jan/25	—	10,701	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	1,868	jan/25	—	1,825	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,096	jan/25	—	3,025	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,043	jan/25	—	3,951	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	624	jan/25	—	610	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,229	jan/25	—	3,156	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,873	jan/25	—	4,762	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	4,992	jan/25	—	9,576	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	14,483	feb/25	—	2,608	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,467	feb/25	—	2,396	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	59,644	mar/25	—	44,519	63,024
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	35,451	mar/25	—	25,042	35,451
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	—	400,000	400,000
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	3,235	jan/26	3,497	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,492	jan/26	2,694	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	1,372	jan/26	1,484	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	10,670	jan/26	11,536	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	2,004	jan/26	2,167	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	312	jan/26	337	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	551	jan/26	563	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	7,109	jan/26	7,686	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	9,432	jan/26	10,198	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,594	jan/26	2,805	—	—
Gerdau Aços Longos S.A.	Subsidiary	Commercial Contract	446	feb/26	483	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	2,052	mar/26	2,219	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	993	mar/26	1,073	—	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	11,951	jan/27	11,680	11,680	—
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	69,156	may/27	390,000	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	988,391	2,641,096	2,064,877
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	601,588	jun/28	243,023	610,245	648,322
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	—	3,083,765	2,410,967
Gerdau Aços Longos S.A. and Gerdau Açominas S.A.	Subsidiaries	Commercial Contract	75,854	dec/34	81,723	—	—
UFV Barro Alto V Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,496	—	—
UFV Barro Alto VI Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,413	—	—
UFV Barro Alto VII Geração de Energia SPE Ltda	Subsidiary	Financing Agreements	100,496	mar/35	100,580	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	3,547,115	jun/35	3,576,560	—	—
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	280,622	315,807	246,906
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	8,967	12,216	12,216
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	335,000	oct/41	217,118	—	—
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,646,891	2,978,763	2,328,873

Schedule of changes in Restricted and Performance Shares with key management

	2025	2024	2023
Cost of Salaries, variable compensation and benefits	37,422	40,396	36,964
Cost of contributions to management’s defined contribution pension plans	2,017	1,952	1,986
Cost of long-term incentive plans	30,014	32,098	25,352
	69,453	74,446	64,302

Cost of social charges	15,344	16,361	17,077

	2025	2024	2023
Available at beginning of the year	4,073,931	4,945,852	3,415,166
Granted	1,091,796	1,410,887	2,705,702
Exercised	(803,483)	(2,751,812)	(938,953)
Cancelled	—	(321,345)	(404,922)
Share Bonus	—	790,349	168,859
Base Adjustment	(64,382)	—	—
Available at the end of the year	4,297,862	4,073,931	4,945,852